Cover	Apr. 04, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 10, 2024, Maison Solutions Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission (the “SEC”) to report the consummation of AZLL, LLC’s, an Arizona limited liability company and a wholly-owned subsidiary of the Company, acquisition of 100% of the outstanding equity interests in Lee Lee Oriental Supermart, Inc. d/b/a Lee Lee Oriental Supermarket, Lee Lee International Supermarkets or Lee Lee (“Lee Lee”). This Current Report on Form 8-K/A (this “Amendment”) amends and supplements Item 9.01 of the Original Form 8-K for the historical audited financial statements of Lee Lee, the historical unaudited interim financial statements of Lee Lee and the unaudited pro forma condensed combined financial information of the Company pursuant to Items 9.01(a) and 9.01(b) of Form 8-K that were excluded from the Original Form 8-K in reliance on the instructions to such items. Except as noted in this paragraph, no other information contained in the Original Form 8-K is amended or supplemented.
Document Period End Date	Apr. 04, 2024
Entity File Number	001-41720
Entity Registrant Name	Maison Solutions Inc.
Entity Central Index Key	0001892292
Entity Tax Identification Number	84-2498787
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	127 N Garfield Ave
Entity Address, City or Town	Monterey Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91754
City Area Code	626
Local Phone Number	737-5888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	MSS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false